UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 1, 2019 – March 31, 2019

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Shares	Security Description	Value
Equity Securities - 93.5%
Common Stock - 93.5%
Communications - 2.1%
220,175	America Movil SAB de CV, ADR	$3,144,099
1,719	Cisco Systems, Inc.	92,809
179,738	Telefonica SA, ADR	1,502,610
8,845	Viacom, Inc., Class B	248,279
		4,987,797
Consumer Cyclicals - 0.4%
20,475	DR Horton, Inc.	847,256
Consumer Discretionary - 6.4%
54,379	Arcos Dorados Holdings, Inc., Class A	389,897
34,000	Becle SAB de CV	52,700
51,460	Comcast Corp., Class A	2,057,371
12,465	CVS Health Corp.	672,237
112,077	Discovery Communications, Inc., Class A (a)	3,028,321
4,641	Discovery Communications, Inc., Class C (a)	117,974
16,250	General Motors Co.	602,875
169,545	Lincoln Educational Services Corp. (a)	525,589
18,550	Lowe's Cos., Inc.	2,030,669
6,156	McDonald's Corp.	1,169,024
52,302	Sally Beauty Holdings, Inc. (a)	962,880
1,176	The Andersons, Inc.	37,902
4,725	The Home Depot, Inc.	906,680
12,850	Walmart, Inc.	1,253,261
7,050	Yum China Holdings, Inc.	316,616
7,050	Yum! Brands, Inc.	703,661
		14,827,657
Consumer Staples - 17.4%
65,455	Altria Group, Inc.	3,759,081
34,055	British American Tobacco PLC, ADR	1,420,775
13,200	Coca-Cola HBC AG, ADR (a)	449,130
4,135	Diageo PLC, ADR	676,527
2,214	Lamb Weston Holdings, Inc.	165,917
50,327	Molson Coors Brewing Co., Class B	3,002,005
34,800	Monster Beverage Corp. (a)	1,899,384
63,820	PepsiCo., Inc.	7,821,141
84,525	Philip Morris International, Inc.	7,471,165
93,280	Tesco PLC, ADR	845,117
53,300	The Coca-Cola Co.	2,497,638
2,845	The J.M. Smucker Co.	331,442
203,368	The Kroger Co.	5,002,853
11,025	The Procter & Gamble Co.	1,147,151
65,421	Unilever NV, ADR	3,813,390
		40,302,716
Energy - 4.4%
144,810	BP PLC, ADR	6,331,093
7,430	Chevron Corp.	915,227
13,600	ConocoPhillips	907,664
7,800	Phillips 66	742,326
14,415	Valero Energy Corp.	1,222,825
		10,119,135
Financials - 22.3%
54,260	Aflac, Inc.	2,713,000
49,445	American International Group, Inc.	2,129,102
2,480	Ameriprise Financial, Inc.	317,688
201,699	Bank of America Corp.	5,564,875
16,545	Berkshire Hathaway, Inc., Class B (a)	3,323,725
67,374	Central Pacific Financial Corp.	1,943,066
25,975	Citigroup, Inc.	1,616,164
5,616	Colliers International Group, Inc.	374,924
132,268	Credit Suisse Group AG, ADR	1,540,922
5,616	FirstService Corp.	501,733
66,668	Franklin Resources, Inc.	2,209,378
9,500	Legg Mason, Inc.	260,015
2,025	Marsh & McLennan Cos., Inc.	190,147
47,550	Mastercard, Inc., Class A	11,195,647
1,100	PayPal Holdings, Inc. (a)	114,224
171,625	The Bank of New York Mellon Corp.	8,655,049
18,918	The Travelers Cos., Inc.	2,594,793
7,350	U.S. Bancorp	354,197
15,249	Unum Group	515,874
31,600	Visa, Inc., Class A	4,935,604
14,350	Waddell & Reed Financial, Inc., Class A	248,112
4,400	Wells Fargo & Co.	212,608
		51,510,847
Health Care - 24.9%
45,051	Abbott Laboratories	3,601,377
2,900	Alkermes PLC (a)	105,821
4,230	Allergan PLC	619,314
740	Amgen, Inc.	140,585
17,981	Anthem, Inc.	5,160,187
12,200	Becton Dickinson and Co.	3,046,706
12,190	Biogen, Inc. (a)	2,881,472
13,490	Cigna Corp.	2,169,462
1,780	Gilead Sciences, Inc.	115,718
1,700	GlaxoSmithKline PLC, ADR	71,043
54,240	Johnson & Johnson	7,582,210
86,318	Medtronic PLC	7,861,843
76,159	Merck & Co., Inc.	6,334,144
7,282	Pfizer, Inc.	309,267
22,337	Quest Diagnostics, Inc.	2,008,543
39,271	UnitedHealth Group, Inc.	9,710,148
46,400	Zimmer Biomet Holdings, Inc.	5,925,280
		57,643,120
Industrials - 4.4%
1,240	Caterpillar, Inc.	168,008
122,841	Corning, Inc.	4,066,037
3,695	FedEx Corp.	670,310
9,157	Gates Industrial Corp. PLC (a)	131,311
88,671	Manitex International, Inc. (a)	678,333
11,500	Raytheon Co.	2,093,920
7,375	Textainer Group Holdings, Ltd. (a)	71,169
2,500	The Boeing Co.	953,550
11,595	United Parcel Service, Inc., Class B	1,295,625
		10,128,263
Information Technology - 7.2%
1,430	Alphabet, Inc., Class A (a)	1,682,952
35,910	Cerner Corp. (a)	2,054,411
16,675	Cognizant Technology Solutions Corp., Class A	1,208,104
3,155	Facebook, Inc., Class A (a)	525,907
57,887	Microsoft Corp.	6,827,193
82,320	Oracle Corp.	4,421,407
		16,719,974
Materials - 3.6%
14,225	Celanese Corp., Class A	1,402,727
85,376	DowDuPont, Inc.	4,551,395
26,505	LyondellBasell Industries NV, Class A	2,228,540
4,980	The Mosaic Co.	136,004
		8,318,666
Telecommunications - 0.1%
22,075	CenturyLink, Inc.	264,679

1

AUXIER FOCUS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Shares	Security Description	Value
Transportation - 0.3%
2,550	Delta Air Lines, Inc.	$131,708
3,110	Union Pacific Corp.	519,992
		651,700
Total Common Stock (Cost $116,013,815)		216,321,810
Total Equity Securities (Cost $116,013,815)		216,321,810

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 4.9%
Corporate Non-Convertible Bonds - 0.8%
Financials - 0.6%
$500,000	JPMorgan Chase & Co. (callable at 100) (b)(c)	4.63%	11/01/22	465,738
400,000	SunTrust Banks, Inc. (callable at 100) (b)(c)	5.13	12/15/27	376,374
500,000	The Goldman Sachs Group, Inc. (callable at 100) (b)(c)	5.00	11/10/22	462,612
				1,304,724
Industrials - 0.2%
450,000	General Electric Co. (callable at 100) (b)(c)	5.00	01/21/21	420,087
Total Corporate Non-Convertible Bonds (Cost $1,815,432)				1,724,811
U.S. Government & Agency Obligations - 4.1%
U.S. Treasury Securities - 4.1%
4,500,000	U.S. Treasury Bill (d)	2.38	04/11/19	4,497,021
3,000,000	U.S. Treasury Bill (d)	2.42	04/16/19	2,997,017
2,000,000	U.S. Treasury Bill (d)	2.36	04/23/19	1,997,073
				9,491,111
Total U.S. Government & Agency Obligations (Cost $9,491,131)				9,491,111
Total Fixed Income Securities (Cost $11,306,563)				11,215,922
Investments, at value - 98.4% (Cost $127,320,378)				$227,537,732
Other Assets & Liabilities, Net - 1.6%				3,722,836
Net Assets - 100.0%				$231,260,568

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2019.
(c)	Perpetual maturity security. Maturity date presented is call date of March 31, 2019.
(d)	Zero coupon bond. Interest rate presented is yield to maturity.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Communications	$4,987,797	$–	$–	$4,987,797
Consumer Cyclicals	847,256	–	–	847,256
Consumer Discretionary	14,827,657	–	–	14,827,657
Consumer Staples	40,302,716	–	–	40,302,716
Energy	10,119,135	–	–	10,119,135
Financials	51,510,847	–	–	51,510,847
Health Care	57,643,120	–	–	57,643,120
Industrials	10,128,263	–	–	10,128,263
Information Technology	16,719,974	–	–	16,719,974
Materials	8,318,666	–	–	8,318,666
Telecommunications	264,679	–	–	264,679
Transportation	651,700	–	–	651,700
Corporate Non-Convertible Bonds	–	1,724,811	–	1,724,811
U.S. Government & Agency Obligations	–	9,491,111	–	9,491,111
Investments at Value	$216,321,810	$11,215,922	$–	$227,537,732

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2019.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

DF DENT PREMIER GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Shares	Security Description	Value
Common Stock - 98.2%
Communication Services - 3.8%
6,000	Alphabet, Inc., Class C (a)	$7,039,860
Consumer Discretionary - 7.4%
3,800	Amazon.com, Inc. (a)	6,766,850
90,000	CarMax, Inc. (a)	6,282,000
32,000	LKQ Corp. (a)	908,160
		13,957,010
Financials - 9.6%
3,700	Markel Corp. (a)	3,686,088
26,000	Moody's Corp.	4,708,340
34,000	S&P Global, Inc.	7,158,700
45,500	SEI Investments Co.	2,377,375
		17,930,503
Health Care - 15.3%
23,000	Bio-Techne Corp.	4,566,650
24,810	Celgene Corp. (a)	2,340,575
27,000	Danaher Corp.	3,564,540
15,400	Illumina, Inc. (a)	4,784,626
10,000	Intuitive Surgical, Inc. (a)	5,705,800
12,600	Teleflex, Inc.	3,807,216
14,500	Thermo Fisher Scientific, Inc.	3,968,940
		28,738,347
Industrials - 19.0%
21,000	AO Smith Corp.	1,119,720
6,000	CoStar Group, Inc. (a)	2,798,520
82,000	Fastenal Co.	5,273,420
20,000	Genesee & Wyoming, Inc., Class A (a)	1,742,800
58,000	Healthcare Services Group, Inc.	1,913,420
19,000	Roper Technologies, Inc.	6,497,430
11,000	TransDigm Group, Inc. (a)	4,993,890
47,000	Verisk Analytics, Inc.	6,251,000
56,900	Waste Connections, Inc.	5,040,771
		35,630,971
Information Technology - 29.8%
31,700	ANSYS, Inc. (a)	5,791,907
48,000	Black Knight, Inc. (a)	2,616,000
17,000	Blackbaud, Inc.	1,355,410
89,017	Blackline, Inc. (a)	4,123,268
107,000	Brooks Automation, Inc.	3,138,310
45,000	Envestnet, Inc. (a)	2,942,550
30,000	Mastercard, Inc., Class A	7,063,500
22,000	Okta, Inc. (a)	1,820,060
93,000	PROS Holdings, Inc. (a)	3,928,320
17,000	Qualys, Inc. (a)	1,406,580
67,000	Trimble, Inc. (a)	2,706,800
29,000	Tyler Technologies, Inc. (a)	5,927,600
84,000	Visa, Inc., Class A	13,119,960
		55,940,265
Materials - 5.9%
47,000	Ecolab, Inc.	8,297,380
24,000	Vulcan Materials Co.	2,841,600
		11,138,980
Real Estate - 7.4%
29,000	American Tower Corp. REIT	5,714,740
105,000	CBRE Group, Inc., Class A (a)	5,192,250
15,000	SBA Communications Corp. REIT (a)	2,994,900
		13,901,890
Total Common Stock (Cost $90,813,937)		184,277,826
Investments, at value - 98.2% (Cost $90,813,937)		$184,277,826
Other Assets & Liabilities, Net - 1.8%		3,415,192
Net Assets - 100.0%		$187,693,018

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

DF DENT GROWTH FUNDS

1

DF DENT PREMIER GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$184,277,826
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$184,277,826

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT GROWTH FUNDS

2

DF DENT MIDCAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Shares	Security Description	Value
Common Stock - 97.6%
Consumer Discretionary - 3.6%
37,809	CarMax, Inc. (a)	$2,639,068
Energy - 1.7%
18,098	Core Laboratories NV	1,247,495
Financials - 9.8%
3,154	Markel Corp. (a)	3,142,141
15,104	Moody's Corp.	2,735,183
24,680	SEI Investments Co.	1,289,530
		7,166,854
Health Care - 11.3%
13,064	Bio-Techne Corp.	2,593,857
7,865	Illumina, Inc. (a)	2,443,577
2,912	Intuitive Surgical, Inc. (a)	1,661,529
5,035	Teleflex, Inc.	1,521,376
		8,220,339
Industrials - 28.1%
3,949	CoStar Group, Inc. (a)	1,841,893
36,542	Fastenal Co.	2,350,016
16,282	Genesee & Wyoming, Inc., Class A (a)	1,418,814
49,590	Healthcare Services Group, Inc.	1,635,974
8,259	Roper Technologies, Inc.	2,824,330
5,791	TransDigm Group, Inc. (a)	2,629,056
18,625	TransUnion	1,244,895
29,369	Verisk Analytics, Inc.	3,906,077
29,780	Waste Connections, Inc.	2,638,210
		20,489,265
Information Technology - 28.1%
15,746	ANSYS, Inc. (a)	2,876,952
30,669	Black Knight, Inc. (a)	1,671,460
8,704	Blackbaud, Inc.	693,970
55,338	Blackline, Inc. (a)	2,563,256
49,524	Brooks Automation, Inc.	1,452,539
20,155	Envestnet, Inc. (a)	1,317,935
9,971	Okta, Inc. (a)	824,901
60,789	PROS Holdings, Inc. (a)	2,567,727
10,997	Qualys, Inc. (a)	909,892
55,365	Trimble, Inc. (a)	2,236,746
16,239	Tyler Technologies, Inc. (a)	3,319,252
		20,434,630
Materials - 7.7%
20,764	Ecolab, Inc.	3,665,676
16,157	Vulcan Materials Co.	1,912,989
		5,578,665
Real Estate - 7.3%
54,361	CBRE Group, Inc., Class A (a)	2,688,152
13,294	SBA Communications Corp. REIT (a)	2,654,280
		5,342,432
Total Common Stock (Cost $50,944,499)		71,118,748
Investments, at value - 97.6% (Cost $50,944,499)		$71,118,748
Other Assets & Liabilities, Net - 2.4%		1,776,700
Net Assets - 100.0%		$72,895,448

REIT    Real Estate Investment Trust

(a)        Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DF DENT GROWTH FUNDS

1

DF DENT MIDCAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$71,118,748
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$71,118,748

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT GROWTH FUNDS

2

DF DENT SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

Shares	Security Description	Value
Common Stock - 96.6%
Communication Services - 3.8%
8,464	Cogent Communications Holdings, Inc.	$459,172
9,505	Eventbrite, Inc., Class A (a)	182,211
		641,383
Consumer Discretionary - 8.0%
3,328	Bright Horizons Family Solutions, Inc. (a)	423,022
1,726	Lithia Motors, Inc., Class A	160,086
3,955	Monro, Inc.	342,187
2,855	Wayfair, Inc., Class A (a)	423,825
		1,349,120
Consumer Staples - 3.9%
3,773	Calavo Growers, Inc.	316,366
2,462	MGP Ingredients, Inc.	189,943
933	WD-40 Co.	158,088
		664,397
Financials - 4.7%
8,073	Hamilton Lane, Inc., Class A	351,821
6,195	Trupanion, Inc. (a)	202,824
6,236	WSFS Financial Corp.	240,710
		795,355
Health Care - 12.7%
2,979	Bio-Techne Corp.	591,480
3,116	Cantel Medical Corp.	208,429
2,474	DexCom, Inc. (a)	294,653
4,832	LeMaitre Vascular, Inc.	149,792
9,490	OrthoPediatrics Corp. (a)	419,743
4,208	Teladoc, Inc. (a)	233,965
12,912	Vapotherm, Inc. (a)	253,721
		2,151,783
Industrials - 27.1%
10,675	Beacon Roofing Supply, Inc. (a)	343,308
784	CoStar Group, Inc. (a)	365,673
10,732	Douglas Dynamics, Inc.	408,567
2,873	Exponent, Inc.	165,830
4,790	Genesee & Wyoming, Inc., Class A (a)	417,401
14,981	Healthcare Services Group, Inc.	494,223
7,685	HEICO Corp., Class A	646,001
5,901	Helios Technologies, Inc.	274,456
4,624	John Bean Technologies Corp.	424,899
7,490	SiteOne Landscape Supply, Inc. (a)	428,054
2,675	The Middleby Corp. (a)	347,830
2,000	Watsco, Inc.	286,420
		4,602,662
Information Technology - 36.4%
8,931	Black Knight, Inc. (a)	486,739
3,960	Blackbaud, Inc.	315,731
11,119	Blackline, Inc. (a)	515,032
13,836	Brooks Automation, Inc.	405,810
925	Coupa Software, Inc. (a)	84,157
4,414	Envestnet, Inc. (a)	288,631
7,131	EVERTEC, Inc.	198,313
12,243	Evo Payments, Inc., Class A (a)	355,659
4,563	Guidewire Software, Inc. (a)	443,341
826	Littelfuse, Inc.	150,728
1,599	Mesa Laboratories, Inc.	368,570
5,182	Novanta, Inc. (a)	439,071
3,622	Okta, Inc. (a)	299,648
12,057	PROS Holdings, Inc. (a)	509,288
2,143	Qualys, Inc. (a)	177,312
4,319	The Descartes Systems Group, Inc. (a)	157,125
738	The Ultimate Software Group, Inc. (a)	243,636
3,545	Tyler Technologies, Inc. (a)	724,598
		6,163,389
Total Common Stock (Cost $12,330,551)		16,368,089
Investments, at value - 96.6% (Cost $12,330,551)		$16,368,089
Other Assets & Liabilities, Net - 3.4%		582,368
Net Assets - 100.0%		$16,950,457

(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not

DF DENT GROWTH FUNDS

1

DF DENT SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2019

limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$16,368,089
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$16,368,089

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT GROWTH FUNDS

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Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 26, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	April 26, 2019